FAIR VALUE MEASUREMENTS - Initial measurement (Details)		6 Months Ended		12 Months Ended
	Oct. 22, 2019 USD ($) $ / shares	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2020 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Sep. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assets level 1 to level 2 transfers		$ 0		$ 0
Fair value assets level 2 to level 1 transfers		0		0
Fair value assets transferred into (out of) level 3		0		0
Fair value liabilities transfers from level 1 to level 2		0		0
Fair value liabilities transfers from level 2 to level 1		0		0
Fair value liabilities transfers in and out of level 3		0		0
Price of warrant | $ / shares	$ 0.33
Aggregate values of warrants issued	$ 1,356,300	$ 12,330,000	$ 2,383,800	$ 3,452,400	$ 2,548,200	$ 1,027,500	$ 1,972,800
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	1.61			0.28			1.70
Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	0.00			0.00			0.00
Implied volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	7.3			15.4			8.6
Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input | $ / shares	11.50			11.50			11.50
Market Stock Price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input | $ / shares	9.80			10.20			9.80
Private Placement Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Price of warrant | $ / shares		$ 3	$ 0.84
Aggregate values of warrants issued	$ 1,400,000	$ 12,330,000	$ 3,500,000	$ 3,452,400			$ 1,972,800
Private Placement Warrants | Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input		0.80	0.28
Private Placement Warrants | Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input		0.00	0.00
Private Placement Warrants | Implied volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input		40.04	15.4
Private Placement Warrants | Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input		11.50	11.50
Private Placement Warrants | Market Stock Price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input		10.00	10.20